STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		132 Months Ended	135 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (377,707)	$ (356,608)	$ (2,320,469)	$ (1,523,737)	$ (16,421,120)	$ (16,798,827)
Adjustments to reconcile net loss to net cash used in operating activities:
Options issued for services	34,840		285,600	418,112	2,632,578	2,667,418
Stock issued for services	42,100	38,473	355,205	232,886	2,237,995	2,280,095
Stock issued for interest		17,842	42,952	17,061	141,672	141,672
Book value of assets retired			668		6,529	6,529
Amortization of debt issuance costs				16,706	170,414	170,414
Depreciation	1,382	1,542	6,230	6,165	27,191	28,573
Impairment of assets					292,202	292,202
Change in:
Prepaid expenses			(13,664)	(10,467)	(286,150)
Impairment of assets					292,202	292,202
Accounts receivable	(23,816)	(22,908)	(9,908)	(7,092)	(17,000)	(40,816)
Prepaid expenses and other assets	(16,075)	2,521				(302,226)
Accounts payable and accrued liabilities	38,116	52,807	534,949	339,231	2,478,828	2,516,944
Net cash used in operating activities	(301,160)	(266,331)	(1,118,437)	(511,135)	(8,736,861)	(9,038,022)
Cash Flows from Investing Activities
Purchase of office furniture and equipment			(998)	(3,250)	(43,529)	(43,529)
Net cash used in investing activities			(998)	(3,250)	(43,529)	(43,529)
Cash Flows from Financing Activities
Proceeds from stock and warrant sales, exercise of warrants and warrant exercise advances	364,780	750,000	770,000	479,490	4,488,455	4,853,236
Proceeds from issuance of debentures and notes				400,878	4,309,591	4,309,591
Net cash provided by financing activities	364,780	750,000	770,000	880,368	8,798,046	9,162,827
Net increase (decrease) in cash	63,620	483,669	(349,435)	365,983	17,656	81,276
Cash, beginning of period	17,666	367,101	367,101	1,118	10	10
Cash, end of period	81,286	850,770	17,666	367,101	17,666	81,286
Non-Cash Investing and Financing Activities
Conversion of debentures to common stock (net)	1,663	375,400	703,546	279,191	4,257,681	4,259,344
Cash paid for interest		31,581	10,493	33,885	301,727	301,727
Stock issued to satisfy payables	36,764	540,277	556,027	700,063	1,987,253	2,024,017
Debenture issued to satisfy payable				25,206	125,909	125,909
Stock issued subject to put rights and call right to satisfy payables				$ 485,649	$ 485,649	$ 485,649